Dividends (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of dividends [Abstract]
Disclosure Of detailed Information about dividends explanatory [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,757	3,808	4,113

New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	235	235	235